13 Financial assets and financial liabilities (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	R$ 294,296	R$ 18,817	R$ 9,641
Payments	(166,684)	(12,443)	(4,125)
Addition	78,295	74,980
Interest	37,494	2,821
Foreign exchange movement	1,126	2,697
Business combination	104,452
Other	(4,107)	(4,936)	13,304
Liabilities arising from financing activities, ending	344,872	294,296	18,817
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	77,829	3,823	4,944
Payments	(75,093)	(6,492)	(1,135)
Addition	7,383	74,980
Interest	6,025	2,821
Foreign exchange movement	1,126	2,697
Business combination	43,087
Other			14
Liabilities arising from financing activities, ending	60,357	77,829	3,823
Lease Liabilities [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	212,360
Payments	(39,779)
Addition	19,100
Interest	31,469
Foreign exchange movement
Business combination	61,365
Other
Liabilities arising from financing activities, ending	284,515	212,360
Dividends Payable [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning	4,107	14,888	4,107
Payments	(51,812)	(5,845)	(2,506)
Addition	51,812
Interest
Foreign exchange movement
Business combination
Other	(4,107)	(4,936)	13,290
Liabilities arising from financing activities, ending		4,107	14,888
Related Parties [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Liabilities arising from financing activities, beginning		106	590
Payments		(106)	(484)
Addition
Interest
Foreign exchange movement
Business combination
Other
Liabilities arising from financing activities, ending			R$ 106